Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2012	May 07, 2012 Common Stock	May 07, 2012 Preferred Stock
Entity Registrant Name	AquaLiv Technologies, Inc.
Entity Central Index Key	0001418115
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 267,123,022
Entity Common Stock, Shares Outstanding		414,024,625	991,618
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash	$ 36,942	$ 3,732	$ 1,034
Accounts receivable	3,848	1,968	16,008
Total Current Assets	40,789	5,700	17,042
PROPERTY AND EQUIPMENT, net	7,027	8,427	5,000
INVENTORY	5,523	723
TOTAL ASSETS	53,339	14,850	22,042
CURRENT LIABILITIES:
Accounts payable	120,579	107,438	100,513
Credit cards payable	18,557	17,187	46,262
Notes payable	149,354	189,179	260,695
Derivative liability	186,912	111,111
Other liabilities	8,845	20,746	36,599
Total Current Liabilities	484,247	445,661	444,069
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value, 50,000,000 shares authorized, 991,618 and 911,618 shares issued and outstanding, respectively	992	912	286
Common stock, $0.001 par value, 1,000,000,000 shares authorized, 414,024,625 and 291,617,428 shares issued and outstanding, respectively	414,024	291,617	187,244
Capital in excess of par value	2,006,128	1,907,365	1,414,898
Retained earnings (Deficit)	(2,815,560)	(2,612,390)	(2,024,455)
Noncontrolling interest	(36,493)	(18,315)
Total Stockholders' (Deficit)	(430,908)	(430,811)	(422,027)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 53,339	$ 14,850	$ 22,042

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Authorized	50,000,000	50,000,000	50,000,000
Preferred Stock Issued	991,618	911,618	285,618
Preferred Stock Outstanding	991,618	911,618	285,618
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common Stock Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock Issued	414,024,625	291,618,428	187,243,870
Common Stock Outstanding	414,024,625	291,618,428	187,243,870

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Sales	$ 117,134	$ 119,993	$ 246,318	$ 234,210	$ 446,053
Service	7,313	10,255	17,849	22,018	44,085	30,108
Royalty		28,800		46,400	100,000	109,190
Total Revenues	124,448	159,048	264,168	302,628	590,138	139,298
COST OF GOODS SOLD	38,138	59,522	71,809	106,046	193,430	5,834
GROSS PROFIT	86,309	99,527	192,358	196,583	396,708	133,464
Bad Debt	0	0	0	0	4,289	(180)
Consulting fees	19,655	7,053	30,485	22,128	60,819	72,361
Management fees	30,000	24,030	60,000	44,920	105,900	55,802
Payroll expense	47,930	28,730	91,714	53,503	127,455	126
Professional fees	25,233	27,261	37,315	58,918	88,683	93,302
Research and development	68	4,663	987	7,097	9,936	577
Travel, meals, and entertainment	11,613	3,453	16,787	6,840	20,333	5,070
Loss on goodwill impairment, AquaLiv				315,484	315,484
Other general and administrative	64,435	92,804	146,554	146,302	287,412	122,509
Total Operating Expenses	198,933	187,994	383,842	655,192	1,020,310	1,138,018
LOSS FROM OPERATIONS	(112,624)	(88,467)	(191,484)	(458,609)	(623,602)	(1,004,554)
Recapture prior expense	884	19,400	12,522	19,400	19,400
Interest expense	(20,917)	(3,767)	(42,386)	(6,344)	(15,290)	(4,050)
Gain on distribution of IAI, net					74,353
Loss on derivative liability					(61,111)
LOSS BEFORE INCOME TAX PROVISION	(132,657)	(72,834)	(221,347)	(445,553)	(606,250)	(1,008,604)
PROVISION FOR INCOME TAXES
CONSOLIDATED NET LOSS	(132,657)	(72,834)	(221,347)	(445,553)	(606,250)	(1,008,604)
Net loss (income) attributable to non-controlling interest, AquaLiv	8,031	10,111	18,177	7,606	41,956
NET LOSS ATTRIBUTABLE TO COMPANY	$ (124,626)	$ (62,723)	$ (203,170)	$ (437,947)	$ (564,294)	$ (1,008,604)
BASIC AND DILUTED LOSS PER SHARE	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.01)
WEIGHTED AVERAGE SHARES OUTSTANDING	379,418,249	200,493,870	352,774,805	200,493,870	228,052,093	91,957,785

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (203,170)	$ (437,947)	$ (564,294)	$ (1,008,604)
Noncontrolling interest in income of consolidated subsidiary	(18,177)	(7,606)	(41,956)
Depreciation	1,400	2,046	3,446	1,802
Amount reserved due to doubtful accounts	0	0	4,289	(180)
Loss on goodwill impairment, Focus				583,301
Loss on impairment of assets, IAI				34,970
Recapture prior expense	(12,522)	(19,400)	(19,400)	170,000
Issuance of stock for services received	15,000		5,000	70,000
Loss on goodwill impairment, AquaLiv		315,484	315,484
Loss on derivative liability	32,801		61,111
Gain on distribution of IAI, net of intercompany transfer			(18,298)
Accounts receivable	(1,880)	8,375	(14,040)	14,392
Inventory	(4,800)	(17,328)
Prepaid expenses				8,174
Accounts payable	13,141	(3,257)	6,925	75,088
Credit cards payable	1,370	(2,428)	(29,075)	46,262
Customer deposits				(66,168)
Other liabilities	(11,901)	(12,723)	(15,853)	36,599
Net Cash Provided (Used) by Operating Activities	(188,738)	(174,784)	(279,035)	(34,202)
Payments for property and equipment		(5,516)	(6,873)	0
Payments for definite-life intangible assets				(1,000)
Cash received from AquaLiv investment		79,000
Net Cash Provided (Used) by Investing Activities		73,484	(6,873)	(1,000)
Proceeds from notes, net	15,737	48,125	106,712	39,638
Payments for notes payable			(22,250)	(22,226)
Proceeds of capital stock issuance	206,210	105,000	204,414	17,809
Net Cash Provided by Financing Activities	221,947	153,125	288,876	35,221
NET INCREASE (DECREASE) IN CASH	33,210	51,825	2,698	19
CASH AT BEGINNING OF PERIOD	3,732	1,034	1,034	1,015
CASH AT END OF PERIOD	36,942	52,859	3,732	1,034
Interest
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Debt acquired from acquisition				221,057
Issuance of preferred stock for acquisition		400,000	400,000
Issuance of stock to retire notes payable and accrued interest	$ 95,750	$ 5,000	$ 85,350

Consolidated Shareholders Equity (USD $)	Preferred Stock Issuance of preferred shares for an investment receivable	Preferred Stock Issuance of preferred stock for 50% purchase of AquaLiv, Inc.	Preferred Stock Issuance to reduce preferred	Preferred Stock Issuance of preferred stock for cash	Preferred Stock Issuance of preferred stock for sevices	Preferred Stock	Common Stock Issuance of commom stock for cash and a promissory note	Common Stock Issuance of common stock for services received	Common Stock Issuance of common stock for services received2	Common Stock Issuance of common stock to repay debt	Common Stock	Additional Paid-In Capital Issuance of preferred shares for an investment receivable	Additional Paid-In Capital Issuance of preferred stock for 50% purchase of AquaLiv, Inc.	Additional Paid-In Capital Issuance to reduce preferred	Additional Paid-In Capital Issuance of preferred stock for cash	Additional Paid-In Capital Issuance of preferred stock for sevices	Additional Paid-In Capital Issuance of commom stock for cash and a promissory note	Additional Paid-In Capital Issuance of common stock for services received2	Additional Paid-In Capital Issuance of common stock to repay debt	Additional Paid-In Capital	Retained Deficit Issuance of preferred stock for 50% purchase of AquaLiv, Inc.	Retained Deficit	Noncontrolling Interest Issuance of preferred stock for 50% purchase of AquaLiv, Inc.	Noncontrolling Interest	Issuance of preferred shares for an investment receivable	Issuance of preferred stock for 50% purchase of AquaLiv, Inc.	Issuance to reduce preferred	Issuance of preferred stock for cash	Issuance of preferred stock for sevices	Issuance of commom stock for cash and a promissory note	Issuance of common stock for services received	Issuance of common stock for services received2	Issuance of common stock to repay debt	Total
Beginning Balance, Value at Sep. 30, 2009											$ 11,672									$ 992,947		$ (1,015,851)												$ (11,232)
Beginning Balance, Shares at Sep. 30, 2009											11,671,700
Preferred Stock Issued, Shares	500,000
Preferred Stock Issued, Value	500																								249,500
Common Stock Issued, Shares							115,572,170	20,000,000	5,000,000
Common Stock Issued, Value							11,572	20,000	5,000			249,500					84,428	25,000												200,000	20,000	30,000		17,809
Common and Preferred Stock Issued for purchase of Focus Systems, Shares						250,000					30,000,000
Common and Preferred Stock Issued for purchase of Focus Systems, Value						250					30,000									279,750														310,000
Cancellation of unexercised preferred stock investment, Shares						(464,382)
Cancellation of unexercised preferred stock investment, Value						(464)														(231,727)														(232,191)
Net loss of the year ended September 30, 2010																						(1,008,604)												(1,008,604)
Ending Balance, Value at Sep. 30, 2010						286					187,244									1,414,898		(2,024,455)												(422,027)
Ending Balance, Shares at Sep. 30, 2010						285,618					187,243,870
Preferred Stock Issued, Shares		400,000	(24,000)	150,000	10,000
Preferred Stock Issued, Value		400	24	150	10								399,600	(23,976)	74,850	4,990					(23,641)		23,641			400,000	(24,000)	75,000	5,000
Common Stock Issued, Shares										100,623,558	3,750,000									(15,273)														85,350
Common Stock Issued, Value										100,623	3,750								(4,500)	20,250													5,000	24,000
Net loss of the year ended September 30, 2010																						(564,294)		(41,956)										(564,294)
Distribution of IAI assets, net																				(18,298)														(18,298)
Other Capital Contributions																				5,414														5,414
Ending Balance, Value at Sep. 30, 2011						$ 912					$ 291,617									$ 1,907,365		$ (2,612,390)		$ (18,315)										$ (430,811)
Ending Balance, Shares at Sep. 30, 2011						911,618					291,617,428

Consolidated Shareholders Equity (Parenthetical) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Statement of Stockholders' Equity [Abstract]
Net loss of the year ended September 30, 2010	$ (124,626)	$ (62,723)	$ (203,170)	$ (437,947)	$ (564,294)	$ (1,008,604)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared by the Company in accordance with Article 8 of U.S. Securities and Exchange Commission Regulation S-X. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at March 31, 2012 and 2011 and for the periods then ended have been made. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s September 30, 2011 audited financial statements. The results of operations for the periods ended March 31, 2012 and 2011 are not necessarily indicative of the operating results for the full year.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AquaLiv Technologies, Inc. ("the Company") is a corporation organized under the laws of the State of Nevada on April 11, 2006, originally under the name of Infrared Systems International,as a wholly-owned subsidiary of China SXAN Biotech, Inc. (formerly Advance Technologies, Inc.) ("CSBI"). CSBI was organized under the laws of the State of Delaware on June 16, 1969. In July 2007, CSBI transferred the needs a space before “as” assets, liabilities, and operations of its technology licensing business to the Company. Because CSBI's operations are considered to be the Company's predecessor business, the consolidated financial statements include CSBI's operations from the inception of the business. In December 2008, the Company completed its spin-off by dividend to stockholders of CSBI.

In March 2010, the Company transferred the assets, liabilities, and operations of its technology licensing business to a wholly-owned subsidiary, Infrared Applications, Inc (“IAI”).  IAI was organized under the laws of the state of Texas on March 26, 2010. On April 14, 2010, the Company sold a majority interest in its Common stock to Take Flight Equities, Inc. (“TFE”), a corporation organized under the laws of the State of Washington, and control of the Company was transferred to William Wright, its current CEO. Under the terms of the Agreement, continued to operate as a wholly owned subsidiary until June 22, 2011, when IAI was distributed to the Gary Ball, the companies former CEO, under a Management and Distribution Agreement dated March 24, 2010.

Also in April 2010, the Company acquired 100% of the outstanding common stock of Focus Systems, Inc. (“Focus”), a company organized under the laws of the state of Washington on August 8, 2007, from ProPalms, Inc., for 3,000,000 shares of Common stock, 250,000 shares of Preferred stock, and the assumption of $283,639 in liabilities.  Focus is operated as a wholly-owned subsidiary of the Company. In addition to this agreement, the Company agreed to issue ProPalms 500,000 Preferred shares for an Investment Receivable of $250,000. Under the terms of the agreement, ProPalms was to make the investment over the course of 4 months or return the unvested stock within 1 year.  Over the course of the 4 months, ProPalms invested $17,809.  ProPalms returned the unvested portion of the stock (amounting to 464,382 Preferred shares) and the Company has accounted for it on its Change in Stockholders’ Deficit.  On May 14, 2010, the Company completed a 10:1 forward split of its Common stock.

On December 16, 2010 the company purchased a 50% interest in AquaLiv, Inc. from Craig Hoffman for $400,000 paid in the form of 400,000 shares of Preferred stock valued at $1.00 per share. We have concluded, pursuant to the guidance in FASB ASC 810-10-25-38 (previously FIN 46R) that AquaLiv, Inc. is a Variable Interest Entity, that we are the primary beneficiary with a controlling financial interest in AquaLiv, Inc. and we are required to consolidate its financials accordingly. The remaining 50% non-controlling interest is owned by Craig Hoffman, AquaLiv, Inc’s President and CEO. AquaLiv, Inc. is a life sciences research and development company creating novel products for numerous industries. The company's technology alters the behavior of organisms, including plants and humans, without chemical interaction. From increased crop yields to drug-free medicine, AquaLiv is providing innovative, ingredient-free solutions to the world's largest problems.

On June 22, 2011, in accordance with Management and Distribution Agreement (“Agreement”) dated March 24, 2010, we completed the distribution of substantially all of the assets of Infrared Applications, Inc. (“IAI”), a Texas corporation. All of the outstanding stock of IAI has been transferred to Gary Ball (“Ball”) in accordance with the Agreement. Subsequent to this event, Ball shall be responsible to make, if any, a Subsidiary Stock Distribution to the Company’s shareholders of record as of March 23, 2010, upon the earlier of the foregoing occurrence: (i) the net proceeds from the sale of substantially all of the assets of IAI or (ii) Ball elects to make a Subsidiary Stock Distribution. Any cost incurred in connection with a Subsidiary Distribution shall be the responsibility of Ball. There is no certainty as to when or if a Subsidiary Stock Distribution will occur.

On September 6, 2011, the company filed its Articles of Amendment with the State of Nevada to effect a name change to AquaLiv Technologies, Inc. and to increase its authorized common shares to 1,000,000,000. FINRA declared the corporate action effective on September 19, 2011. The name change was effected to more closely align the name with the future direction of the company.

Nature of Operations - The Company’s subsidiary, AquaLiv, Inc., is a life sciences research and development company based in Seattle, Washington. The Company’s technology taps into a previously undiscovered natural phenomenon that gives us significant competitive advantages in the industries of agriculture and medicine. This technology represents an entirely new way to affect the health and behavior of plants and animals, including human beings.. The Company’s wholly-owned subsidiary, Focus Systems, provides remote desktop and cloud computing solutions to small businesses.  Additionally, Focus provides Voice over Internet Protocol (VoIP) phone solutions to small businesses and can deliver the service to households as well.  The Company has not paid any dividends and any dividends that may be paid in the future will depend upon the financial requirements of the Company and other relevant factors.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents - The Company considers all highly-liquid debt investments purchased with a maturity of three months or less to be cash equivalents.

Accounts Receivable - The Company records accounts receivable at cost less allowance for doubtful accounts. The Company estimates allowances for doubtful accounts based on the aged receivable balances and historical losses.  Management has estimated that $4,289 is necessary for doubtful accounts after reviewing the accounts receivable at September 30, 2011.

Property and Equipment - The Company records property and equipment at cost and uses straight-line depreciation methods over three to ten years. Maintenance, repairs, and expenditures for renewals and betterments not determined to extend the useful lives or to materially increase the productivity of the assets are expensed as incurred. Other renewals and betterments are capitalized.   Property and Equipment is that of our subsidiaries, AquaLiv, Inc. and Focus Systems, Inc., which we have been recorded at actual cost and estimated net book value, less depreciation, which was recorded under Other Expenses on our Consolidated Statements of Operations.

Revenue Recognition - The Company's revenue is derived through its subsidiaries. AquaLiv, Inc.’s revenue come primarily from the sales of AquaLiv Water Systems and Infotone Face Mist. The products are sold though the subsidiary’s website portal, www.aqualiv.com. Revenue is derived from AquaLiv, Inc from several smaller purchases ranging from $35 to $1,695. Revenue derived from Focus Systems comes from several smaller accounts and is billed on a monthly basis.  The monthly billing for these accounts range from $72 to $1,087. IAI’s revenue came from royalties derived through licensing its technology to a single customer. The licensing agreement allowed the customer exclusively to use the subsidiary’s technology in aircraft systems manufactured by the customer in exchange for a royalty fee for each system that includes the Company's technology sold by the customer for commercial sales . The royalty fee was payable quarterly and amounts to $800 per aircraft system. As of June 22, 2011, royalty revenue has been discontinued along with the distribution of the IAI assets per the Management and Distribution Agreement.

Research and Development - The Company expenses research and development costs as incurred.

Income taxes

The Company adopts the ASC Topic 740, “Income Taxes” regarding accounting for uncertainty in income taxes which prescribes the recognition threshold and measurement attributes for financial statement recognition and measurement of tax positions taken or expected to be taken on a tax return. In addition, the guidance requires the determination of whether the benefits of tax positions will be more likely than not sustained upon audit based upon the technical merits of the tax position. For tax positions that are determined to be more likely than not sustained upon audit, a company recognizes the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement in the financial statements. For tax positions that are not determined to be more likely than not sustained upon audit, a company does not recognize any portion of the benefit in the financial statements. The guidance provides for de-recognition, classification, penalties and interest, accounting in interim periods and disclosure.

For the years ended September 30, 2011 and 2010, the Company did not have any interest and penalties associated with tax positions. As of September 30, 2011 and 2010, the Company did not have any significant unrecognized uncertain tax positions.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statement of income in the period that includes the enactment date. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

Comprehensive income

The Company adopted FASB Accounting Standards Codification 220 “Comprehensive Income” (formerly SFAS No. 130, “Reporting Comprehensive income”, which establishes standards for reporting and display of comprehensive income, and its components in the consolidated financial statements. Components of comprehensive income include net income and foreign currency translation adjustments. The Company has presented consolidated statements of income which includes other comprehensive income or loss.

Fair value of financial instruments

The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.
Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.
Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, trade accounts and other receivables, inventories, prepaid expenses, accounts payable, other payables and accrued liabilities, deposits received in advance, taxes payable, deferred tax liabilities, and short term borrowings approximate their fair values because of the short maturity of these instruments. The Company’s short term borrowings approximate the fair value of such instrument based upon management’s best estimate of interest rates that would be available to the Company for similar financial arrangement at September 30, 2011 and 2010.

The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at September 30, 2011 and 2010, nor gains or losses are reported in the statement of operations that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the year ended September 30, 2011 and 2010.

Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources, if applicable, are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Off-balance sheet arrangements

The Company does not have any off-balance sheet arrangements.

Recent Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its consolidated financial condition or the consolidated results of its operations.

Fair Value Measurements and Disclosures

In January 2010, the Financial Accounting Standards Board (“FASB”)  issued authoritative guidance regarding fair value measures and disclosures. The guidance requires disclosure of significant transfers between level 1 and level 2 fair value measurements along with the reason for the transfer. An entity must also separately report purchases, sales, issuances and settlements within the level 3 fair value rollforward. The guidance further provides clarification of the level of disaggregation to be used within the fair value measurement disclosures for each class of assets and liabilities and clarified the disclosures required for the valuation techniques and inputs used to measure level 2 or level 3 fair value measurements. This new authoritative guidance is effective for the Company in fiscal years beginning after De

December 15, 2010, and for interim periods within those fiscal years. The adoption of this guidance will not impact the Company’s consolidated results of operations or financial position.

Variable Interest Entities (VIEs)

In June 2009, the FASB issued authoritative guidance changing the approach to determine a VIE’s primary beneficiary and requiring ongoing assessments of whether an enterprise is the primary beneficiary of a VIE. This guidance also requires additional disclosures about a company’s involvement with VIEs and any significant changes in risk exposure due to that involvement. This guidance was adopted January 1, 2010, and did not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

Basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America under the accrual basis of accounting. All intercompany accounts and transactions have been eliminated.

Inventories – The Company’s inventories (finished goods, work in process, raw materials and packaging materials) are stated at the lower of cost or market. Cost is determined on a first in first out basis. In addition, the Company estimates net realizable value based on intended use, current market value and contract terms. The Company writes down the inventories for estimated obsolescence, slow moving or unmarketable inventories equal to the difference between the cost of inventories and the estimated market value based upon assumptions about future demand and market conditions.

Impairment of long-lived assets

The Company evaluated the recoverability of its property, plant, equipment, and other long-lived assets in accordance with FASB Accounting Standards Codification 360 “Property, Plant and Equipment” (formerly SFAS 144, “Accounting for the Impairment or Disposal of Long-Lived Assets”), which requires recognition of impairment of long-lived assets in the event the net book value of such assets exceed the estimated future undiscounted cash flows attributable to such assets or the business to which such intangible assets relate. Impairments of these types of assets were recognized during the years ended September 30, 2011 and 2010.

Loss per share

The Company reports loss per share in accordance with FASB Accounting Standards Codification 260 “Earnings per Share” (formerly SFAS 128, “Earnings per Share”). This statement requires dual presentation of basic and diluted earnings (loss) with a reconciliation of the numerator and denominator of the loss per share computations. Basic earnings per share amounts are based on the weighted average shares of common outstanding. If applicable, diluted earnings per share assume the conversion, exercise or issuance of all common stock instruments such as options, warrants and convertible securities, unless the effect is to reduce a loss or increase earnings per share. Accordingly, this presentation has been adopted for the periods presented. There were no adjustments required to net income for the period presented in the computation of diluted earnings per share. There were no common stock equivalents (CSE) necessary for the computation of diluted loss per share.

Inventories – The Company’s inventories (finished goods, work in process, raw materials and packaging materials) are stated at the lower of cost or market. Cost is determined on a first in first out basis. In addition, the Company estimates net realizable value based on intended use, current market value and contract terms. The Company writes down the inventories for estimated obsolescence, slow moving or unmarketable inventories equal to the difference between the cost of inventories and the estimated market value based upon assumptions about future demand and market conditions.

GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
GOING CONCERN

GOING CONCERN

The Company’s financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. At March 31, 2012, the Company had a retained deficit of $2,815,560 and current liabilities in excess of current assets by $430,908.  During the six months ended March 31, 2012, the Company incurred a net loss of $221,347 and negative cash flows from operations of $188,738. These factors create an uncertainty about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company’s continuation as a going concern is dependent upon its ability to increase revenues, decrease or contain costs, and achieve profitable operations.  In this regard, Company management is focused on the development and expansion of the Company’s technology, including water filtration and purification, bioinformation and life sciences, the deployment of its technology platform in the agricultural and medical fields, the licensing of patents, remote desktop and cloud computing, and VoIP telephony, as well as exploring strategic acquisitions in the technology field. Should the Company’s financial resources prove inadequate to meet the Company’s needs before additional revenue sources can be realized, the Company may raise additional funds through loans or through sales of common or preferred stock. There is no assurance that the Company will be successful in achieving profitable operations or in raising any additional capital.

GOING CONCERN

The Company's financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. At September 30, 2011, the Company had a retained deficit of $2,612,390 and current liabilities in excess of current assets by $439,961. During the year ended September 30, 2011, the Company incurred a net loss of $564,294 and negative cash flows from operations of $279,305. These factors create an uncertainty about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company's continuation as a going concern is dependent upon its ability to increase revenues, decrease or contain costs, and achieve profitable operations. In this regard, our ability to continue as a going concern has caused the Board of Directors to continue investigating merger and acquisition opportunities.  We will look to further diversify our holdings and sources of cash flow. Should the Company's financial resources prove inadequate to meet the Company's needs before additional revenue sources can be realized, the Company may raise additional funds through loans or through sales of common or preferred stock. There is no assurance that the Company will be successful in achieving profitable operations or in raising any additional capital.

RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

RELATED PARTY TRANSACTIONS

Shareholder Loans - During the three months ended March 31, 2012, the Company’s officer extended an additional use of credit in the amount of $713.62. The credit carries an interest rate of 15.24%.

Management Compensation - During the three months ended March 31, 2012 and 2011, respectively, the Company and its subsidiaries paid or accrued salary and management fees of $61,154 and $42,705 to its officers.

RELATED PARTY TRANSACTIONS

Revenues - Service – The Company, through its wholly owned subsidiary, Focus, received $1,303 in service revenues from parties related to our CEO during the fiscal year ended September 30, 2011. The revenue was booked at the same rate as that of non-affiliated customers.

Management compensation - During the years ended September 30, 2011 and 2010, respectively, the Company paid management fees of $105,900 and $55,802 to its officers.

Consulting - During the years ended September 30, 2011 and 2010, respectively, the Company paid $30,000 and $0 for consulting services to officers and directors or entities related to or under the control of an officer or director of the Company.

Credit cards payable – During the years ended September 30, 2011 and 2010, the Company’s current and former officers extended credit to the Company and/or its subsidiaries  in the form of personal credit card usage in the amount of $17,187 and $46,262, respectively.

Notes payable – During the fiscal year ended September 30, 2011 and 2010, a company closely held by an officer of the company, loaned the Company $23,388 and $35,588, respectively. The loan is due on demand and carries no interest.  Imputed interest is included in the accompanying Consolidated Statements of Operations.

PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT

Estimated Useful Lives		March 31, 2012

Optical equipment	5 years	$39,386
Office equipment	3 - 10 years	8,231
Computers and peripherals	5 years	16,000
Furniture and fixtures	5 years	6,873

		70,490
Less accumulated depreciation		(63,463)

Net property and equipment		$7,027

Depreciation expense for the three months ended March 31, 2012 and 2011 was $1,400 and $1,346, respectively.

PROPERTY AND EQUIPMENT

	Estimated Useful Lives	September 30, 2011	September 30, 2010

Optical equipment	5 years	$ 39,386	$ 39,386
Office equipment	3 - 10 years	$8,231	$8,231
Computers and peripherals	5 years	7,000	16,000
Furniture and fixtures	5 years	6,873	-
		70,490	63,617
Less accumulated depreciation		(62,063)	(58,617)

Net property and equipment		$8,427	$5,000

Depreciation expense for the years ended September 30, 2011and 2010 was $2,800 and $1,802, respectively.

AQUALIV ACQUISITION	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
AQUALIV ACQUISITION

AQUALIV ACQUISITION

December 31, 2010

Acquisition value

Preferred shares (per contract)	$400,000
Total Acquisition value	$400,000

Valuation classification
Physical assets	$5,516
Cash	79,000

Goodwill	315,484
Impairment of Goodwill	(315,484)
Goodwill, net	—

Net value	$84,516

We have concluded, pursuant to the guidance in FASB ASC 810-10-25-38 (previously FIN 46R) that AquaLiv, Inc. is a Variable Interest Entity, that we are the primary beneficiary with a controlling financial interest in AquaLiv, Inc. and we are required to consolidate its financials accordingly. Additionally, the acquisition was recorded at its fair market value in that the cash, computer equipment, and inventory were recorded at their fair market value on the date of the acquisition. Impairment of goodwill from the date of acquisition was written off to its net realizable value in the accompanying statements of operations.

INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
INVENTORY	INVENTORY

March 31, 2012

Inventory - beginning of period	$764
Change in inventory	4,759

Inventory - end of period	$5,523

INVENTORY

Inventories are comprised of the following amounts at the respective dates:

September 30, 2011

Raw materials	$4,340
Work in process	1,447
Finished goods	3,858
Provision for inventory liquidations	(8,921)
Inventory - end of period	$723

There was no inventory as of September 30, 2010.

CONSENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
CONSENTRATIONS

CONCENTRATIONS

At March 31, 2012, 39% of the Company’s accounts receivable was due from a single customer. During the three months ended March 31, 2012, 31% of the Company’s service revenue was generated from a single customer, and less than 2% of sales revenue was generated from a single customer. Compared to total revenue, less than 2% was generated from a single customer during the three months ended March 31, 2012, compared to the three months ended March 31, 2011, where 18% of the Company’s revenues were generated from a single customer.

CONCENTRATIONS

At September 30, 2011, 92% of the Company's accounts receivable was due from custom of which two (2) customers, each accounted for 55% and 37%, respectively.  During the years ended September 30, 2011 and 2010, 17% and 59% of the Company's royalty revenues were generated through a single licensee, respectively. As the company stopped receiving royalty revenue on June 22, 2011, the Company does not expect that level of concentration related to our current products and services.

INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
INCOME TAXES

INCOME TAXES

At March 31, 2012, the Company has federal net operating loss carryovers of approximately $1,172,000 available to offset future taxable income and expiring as follows: $2,320 in 2026, $12,616 in 2027, $127,675 in 2028, $37,465 in 2029, and $428,000 in 2030 and $564,000 in 2031. The Company also has a federal contribution carryover of $150 that expires in 2029. At March 31, 2012, the Company had experienced losses since inception and had not yet generated any taxable income; therefore, the Company established a valuation allowance to offset the net deferred tax assets. The income tax provision consists of the following components for the three months ended March 31, 2012 and 2011:

	2012	2011
Current income tax expense (benefit)	$—	$—
Deferred income tax expense (benefit)	—	—
Net income tax expense (benefit) charged to operations	$—	$—

The income tax provision differs from the amounts that would be obtained by applying the federal statutory income tax rate to loss before income tax provision as follows for the six months ended March 31, 2011 and 2010:

	2012	2011
Loss before income tax provision	$(221,347)	$(445,553)
Expected federal income tax rate	15.0%	15.0%
Expected income tax expense (benefit) at statutory rate	$(33,202)	$(66,833)
Tax effect of:
Meals and entertainment	2,518	1,026
Change in valuation allowance	30,684	65,807
Net income tax expense (benefit)	$—	$—

The Company’s deferred tax assets, deferred tax liabilities, and valuation allowance are as follows:

March 31, 2012
Deferred tax assets:
Organization costs	$60
Contribution carryover	23
Net operating loss carryovers	33,220
Total deferred tax assets	$33,303

Deferred tax liabilities:
Book basis of patent application	$(5,246)
Tax depreciation in excess of book	(498)
Total deferred tax liabilities	$(5,744)

Total deferred tax assets	$33,303
Total deferred tax liabilities	(5,744)
Valuation allowance	(27,559)
Net deferred tax asset (liability)	$—

These amounts have been presented in the financial statements as follows:

March 31, 2012
Current deferred tax asset (liability)	$—
Non-current deferred tax asset (liability)	—
$—

INCOME TAXES

At September 30, 2011, the Company has federal net operating loss carryovers of approximately $1,172,000 available to offset future taxable income and expiring as follows:

$2,320 in 2026, $12,616 in 2027, $127,675 in 2028, $37,465 in 2029, and $428,000 in 2030 and $564,00 in 2031. The Company also has a federal contribution carryover of $150 that expires in 2029. At September 30, 2011, the Company had experienced losses since inception and had not yet generated any taxable income; therefore, the Company established a valuation allowance to offset the net deferred tax assets.

The income tax provision consists of the following components for the years ended September 30, 2011 and 2010:

	2011	2010

Current income tax expense (benefit)	$—	$—
Deferred income tax expense (benefit)	—	—

Net income tax expense (benefit) charged to operations	$—	$—

The income tax provision differs from the amounts that would be obtained by applying the federal statutory income tax rate to loss before income tax provision as follows for the years ended September 30, 2011 and 2010:

	2011	2010

Loss before income tax provision	$(564,294)	(1,008,604)
Expected federal income tax rate	15.0%	15.0%

Expected income tax expense (benefit at statutory rate	$(84,644)	$(115,291)
Tax effect of	-
Meals and entertainment		632
Change in valuation allowance	84,644	150,659

Net income tax expense (benefit)	$—	$—

The Company's deferred tax assets, deferred tax liabilities, and valuation allowance are as follows:

	September 30, 2011	September 30, 2010

Deferred tax assets:
Organization costs	$—	$—
Contribution carryover	—	—
Net operating loss carryovers	175,800	91,200

Total deferred tax assets	$175,800	$91,200

Deferred tax liabilities:
Book basis of patent application	$—	$—
Tax depreciation in excess of book	—	—

Total deferred tax liabilities	$—	$—

Total deferred tax assets	$175,800	$91,200
Total deferred tax liabilities	—	—
Valuation allowance	(175,800)	(91,200)

Net deferred tax asset (liability)	$—	$—

These amounts have been presented in the financial statements as follows:

	September 30, 2011	September 30, 2010

Current deferred tax asset (liability)	$—	$—
Non-current deferred tax asset (liability)	—	—
	$—	$—

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

SUBSEQUENT EVENTS

On May 3, 2012, the Company filed Form 8-K with the Securities and Exchange Commission. On April 27, 2012, the Company finalized an equity facility (the “Equity Facility”) with Auctus Private Equity Fund, LLC, a Massachusetts corporation (“Auctus”), whereby the parties entered into (i) a drawdown equity financing agreement (the “Equity Agreement”) and (ii) a registration rights agreement (the “Registration Rights Agreement”).

Drawdown Equity Financing Agreement

On April 27, 2012, the Company entered into the Equity Agreement with Auctus. Pursuant to the terms of the Equity Agreement, for a period of twenty-four (24) months commencing on the date of effectiveness of the Registration Statement (as defined below), Auctus shall commit to purchase up to $3,500,000 of the Company’s common stock, par value $0.001 per share (the “Shares”), pursuant to an Advance Request (as defined below) contained in a drawdown notice (“Drawdown Notice”), covering the Registrable Securities (as defined below). The purchase price of the Shares under the Equity Agreement is equal to ninety-three percent (93%) of the average daily bid prices of the Company’s common stock during the five (5) consecutive trading days immediately following the day on which an estimated amount of advance shares have been deposited into Auctus’s brokerage account pursuant to the delivery by the Company of a Drawdown Notice to Auctus in accordance with the terms of the Equity Agreement.

The “Registrable Securities” include (i) the Shares; and (ii) any securities issued or issuable with respect to the Shares by way of exchange, stock dividend or stock split or in connection with a combination of shares, recapitalization, merger, consolidation or other reorganization or otherwise.

As further consideration for Auctus entering into and structuring the Equity Facility, the Company shall pay to Auctus the following fees: (i) five percent (5%) of the Advance Request amount specified in each Drawdown Notice; (ii) a non-refundable origination fee equal to $7,500; (iii) that number of shares of the Company’s common stock that is equal to $57,500.

Registration Rights Agreement

On April 27, 2012, the Company entered into the Registration Rights Agreement with Auctus. Pursuant to the terms of the Registration Rights Agreement, the Company is obligated to file a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC’) to cover the Registrable Securities within 45 days of closing. The Company must use its commercially reasonable efforts to cause the Registration Statement to be declared effective by the SEC by a date that is no later than 180 days following closing.

On May 3, 2012, the Company filed Form 8-K with the Securities and Exchange Commission. On April 27, 2012, Company entered into a securities purchase agreement (the “Purchase Agreement”) with TCA Global Credit Master Fund, LP, a Cayman Islands limited partnership (“TCA”), pursuant to which TCA purchased from the Company a two hundred thousand dollar ($200,000) senior secured redeemable debenture (the “Debenture”). As consideration for entering into the Purchase Agreement, the Company paid to TCA (i) a transaction advisory fee in the amount of six thousand dollars ($6,000), (ii) a due diligence fee equal to four thousand dollars ($4,000), and (iii) document review and legal fees in the amount of ten thousand dollars ($10,000).

As further consideration, the Company agreed to issue to TCA that number of shares of the Company’s common stock that equals twenty five thousand dollars ($25,000) (the “Incentive Shares”). It is the intention of the Company and TCA that the value of the Incentive Shares shall equal $25,000. In the event the value of the Incentive Shares issued to TCA does not equal $25,000 after a nine month evaluation date, the Purchase Agreement provides for an adjustment provision allowing for necessary action (either the issuance of additional shares to TCA or the return of shares previously issued to TCA to the Company’s treasury) to adjust the number of Incentive Shares issued.

First Pledge and Escrow Agreement

On April 27, 2012, in connection with the Purchase Agreement, the Company entered into a pledge and escrow agreement (the “First P&E Agreement”), by and among the Company, TCA and David Kahan, P.A., as escrow agent (the “Escrow Agent”). Pursuant to the terms of the First P&E Agreement, and in order to secure the full and prompt payment when due of all of the Company’s obligations to TCA under the Debenture, the Purchase Agreement and any other transaction documents, the Company agreed to issue and irrevocably pledge to TCA the lesser of (i) 4.99% of the Company’s common stock and (ii) 200% of the outstanding amount under the Debenture, subject to adjustment pursuant to the terms of the Purchase Agreement. Upon timely payment in full of all obligations under the transaction documents, TCA will notify the Escrow Agent in writing and the Escrow Agent shall return the pledged materials to the Company and all of TCA’s rights in and to the pledged materials and other collateral shall be terminated.

Second Pledge and Escrow Agreement

On April 27, 2012, in connection with the Purchase Agreement, the Company entered into a pledge and escrow agreement (the “Second P&E Agreement”), by and among the Company, TCA and the Escrow Agent. Pursuant to the terms of the Second P&E Agreement, and in order to secure the full and prompt payment when due of all of the Company’s obligations to TCA under the Debenture, the Purchase Agreement and any other transaction documents, the Company agreed to irrevocably pledge to TCA its entire ownership in Aqualiv, Inc., a Washington corporation (“Aqua Sub”), consisting of 50,000 shares of Aqua Sub’s common stock. Upon timely payment in full of all obligations under the transaction documents, TCA will notify the Escrow Agent in writing and the Escrow Agent shall return the pledged materials to the Company and all of TCA’s rights in and to the pledged materials and other collateral shall be terminated.

First Security Agreement

On April 27, 2012, the Company entered into a security agreement (the “First Security Agreement”) with TCA, related to the issuance of the Debenture. As security for the Company’s obligations to TCA under the Debenture, the Purchase Agreement and any other transaction document, the First Security Agreement grants to TCA a continuing, first priority security interest in all of the Company’s assets, wheresoever located and whether now existing or hereafter arising or acquired.

Second Security Agreement

On April 27, 2012, Focus Systems, Inc., a Washington corporation and wholly-owned subsidiary of the Company (“Focus”) entered into a security agreement (the “Second Security Agreement”) with TCA, related to the issuance of the Debenture. As security for the Company’s obligations to TCA under the Debenture, the Purchase Agreement and any other transaction document, the Second Security Agreement grants to TCA a continuing, first priority security interest in all of the Focus’s assets, wheresoever located and whether now existing or hereafter arising or acquired.

Guaranty Agreement

On April 27, 2012, Focus entered into a guaranty agreement (the “Guaranty Agreement”) with TCA, in connection with the Company’s issuance of the Debenture. Pursuant to the terms of the Guaranty Agreement, Focus has guaranteed and is to act as surety to TCA for the payment of the Liabilities (as defined below) when they become due. The “Liabilities” includes, collectively, (i) the repayment of all sums due under the Debenture and other transaction documents and (ii) the performance and observance of all terms, conditions, covenants, representations and warranties set forth in the transaction documents.

SUBSEQUENT EVENTS

The Company evaluated events subsequent to September 30, 2011 through January 13, 2012, which is the date that the September 30, 2011 consolidated financial statements were available to be issued. Previously, the Company evaluated events subsequent to September 30, 2010 through January 14, 2011, which was the date that the September 30, 2010 consolidated financial statements were issued.

On December 1, 2011, the Company’s independent accountant and management identified that the consolidated financial statements prepared following the Company’s merger with Focus Systems, Inc. had material errors and should no longer be relied upon. Errors in the consolidated financial statements included the incorrect accounting of the purchase of Focus Systems, Inc., incorrect classification in its statement of cash flows, and accounting for the non-controlling interest of AquaLiv, Inc. The audit committee or equivalent has informed the independent auditor of these errors.  The Company immediately commenced preparation of amendments to the effected reports, which would contain the revised financials upon which the public could rely. The net effect of the changes on net loss were in material, taken as a whole. Following is a list of quarterly and annual reports that should no longer be relied upon and which will be amended and refiled:

Quarterly report for period ended June 30, 2010

Annual report for period ended September 30, 2010

Quarterly report for period ended December 31, 2010

Quarterly report for period ended March 31, 2011

Quarterly report for period ended June 30, 2011

The Company has instituted an amended internal procedure that includes a review by an independent accountant, management, and directors, or a combination thereof, to approve and authorize the filing of any report to the Commission

DEFINITE-LIFE INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
DEFINITE-LIFE INTANGIBLE ASSETS

DEFINITE-LIFE INTANGIBLE ASSETS

	Estimated Useful Lives	September 30, 2011	September 30, 2010

Pending patent application	Not applicable	$ -	$ 33,970
Addition to assets		-	1,000

Less accumulated amortization		-	34,970
Less impairment of asset		-	(34,970)

Net definite-life intangible assets		$ -	$ -

The Company's definite-life intangile assets consisted only of a pending patent application. The Company subsidiary received patent approval in fiscal year ended September 30, 2010.  Since the patent was the property of the Company’s subsidiary, IAI, and the determination of value is deemed worthless with no probably future economic benefit, the Company expensed the asset in its entirety, rather than amortize it over an undeterminable amount of time.

Focus Systems Acquisition	September 30, 2010

Acquisition value
Capital in excess of par	$279,750
Common shares 3,000,000 shares	30,000
Preferred shares 250,000 shares	250

Total Acquisition value	$310,000

Valuation classification
Physical Assets	$10,338
Liabilities Assumed	$283,639

Goodwill	583,301
Impairment of Goodwill	(583,301)
Goodwill, net	—

Net value	$0

The Company recorded a one-time impairment of goodwill under operating expenses in the amount of $583,301 in conjunction with the acquisition of Focus Systems due to there being no probable future economic benefit and no certainty of any future cash flows.

Note receivable to IAI	September 30, 2010

Face value of note	$170,000
Less impairment of note	(170,000)
Note receivable remaining	$—

The Company recorded a one-time impairment of the note receivable to IAI under operating expenses in the amount of $170,000 due to the total uncollectability thereof.

AquaLiv, Inc. Acquisition

September 30, 2011

Acquisition value

Preferred shares (per contract)	$400,000
Total Acquisition value	$400,000

Valuation classification
Physical assets	$5,516
Cash	79,000

Goodwill	315,484
Impairment of Goodwill	(315,484
Goodwill, net	—

Net value	$84,516

We have concluded, pursuant to the guidance in FASB ASC 810-10-25-38 (previously FIN 46R) that AquaLiv is a Variable Interest Entity, that we are the primary beneficiary with a controlling financial interest in AquaLiv, and we are required to consolidate its financials accordingly. Additionally, the acquisition was recorded at its fair market value in that the cash, computer equipment, and inventory were recorded at their fair market value on the date of the acquisition. Impairment of goodwill from the date of acquisition was written off to its net realizable value in the accompanying statements of operations

NOTES PAYABLE	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
NOTES PAYABLE

NOTES PAYABLE AND DERIVATIVE LIABILITY

At fiscal year ended September 30, 2011, the Company had notes payable in the amount of $189,179, compared to $260,695, in the prior fiscal year. The notes included a note payable to an unaffiliated party in the amount of $165,790, which is not secured by collateral of the company, carries accrued interest of 6%and is due on demand by the holder. The second note payable is to an affiliated company of our President in the amount of $23,338, is not secured by collateral of the company, carries no interest, and is due on demand by the holder.

A third note payable was issued to an unaffiliated party on August 1, 2011 in the aggregate amount of $50,000. The note carries an interest rate of 8%, is not secured by collateral of the company, and has a maturity date of May 3, 2012. The note has conversion rights beginning after month six (6). The variable conversion price is 55% of the market price, which is calculated by the average three (3) lowest closing bid prices as quoted on the applicable trading market (the “OTCBB”) during the previous ten (10) trading days. The note holder may not own any more than 4.99% of the company’s outstanding common stock. The Company recognizes the conversion option of the note (an embedded derivative) as a derivative liability.

Derivative Liability

ASC Topic 815 (“ASC 815”) requires that all derivative financial instruments be recorded on the balance sheet at fair value. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.

The Company issued convertible notes and has evaluated the terms and conditions of the conversion features contained in the notes to determine whether they represent embedded or freestanding derivative instruments under the provisions of ASC 815. The Company determined that the conversion features contained in the notes represent freestanding derivative instruments that meet the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instruments in the notes is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instruments of the convertible notes was measured at the inception date of the notes and warrants and each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date.

The Company valued the conversion features in its convertible notes using the Black-Scholes model. The Black-Scholes model values the embedded derivatives based on a risk-free rate of return ranging from 0.29% to 0.30%, grant dates at 8/1/2011 and 9/30/2011, the term of convertible note, conversion prices is 55% of stock bid price at date of note conversion, current stock prices on the measurement date ranging from $0.0028 to $0.0051, and the computed measure of the Company’s stock volatility, ranging from 2,342.87% to 2,242.33%.

Included in the September 30, 2011 financial statements is a derivative liability in the amount of $111,111 to account for this transaction. There were no balances in prior periods since this liability arose in 2011. It will be revalued quarterly henceforth and adjusted as a gain or loss to the consolidated statements of operations depending on its value at that time.

Included in our Consolidated Statements of Operations for the year ended September 30, 2011 are $0 in change of fair value of derivative and $61,111 of debt discount amortization in non-cash charges pertaining to the derivative liability as it pertains to the gain on derivative liability and debt discount, respectively.

	30-Sep-11	30-Sep-10

Loss on goodwill impairment, AquaLiv	$315,484	$ -
Loss on goodwill impairment, Focus		583,301
Loss on goodwill impairment, IAI		34,970
Loss on impairment of note receivable		170,000
Net loss on impairments	$315,484	$788,271

STOCKHOLDERS' DEFICIT	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
STOCKHOLDERS' DEFICIT

STOCKHOLDERS’ DEFICIT

In December 2008, the Company completed its spin-off by distributing 1,167,170 common stock shares to stockholders of CSBI. The remaining 4,832,830 common stock shares previously owned by CSBI were returned and cancelled.

On April 12, 2010, the Company issued 115,572,170 post-split shares of Common stock for $30,000 in cash and a note receivable to the Company’s subsidiary, IAI, in the amount of $170,000.  The transaction resulted in a change of control of the Company and was identified in the 8-K filed on April 16, 2010.

On May 7, 2010, the Company issued 20,000,000 post-split shares of Common stock for $20,000 in consulting services.

On May 7, 2010, the Company issued 30,000,000 post-split shares of Common stock and 250,000 shares of Preferred stock as part of an acquisition agreement for Focus Systems, Inc. from Propalms, Inc. The transaction was recorded on the Company’s books at $310,000. The transaction was reported in the Company’s 8-K filed April 21, 2010.

On May 7, 2010, and in conjunction with the Focus acquisition agreement, the Company issued 500,000 shares of Preferred stock for an investment receivable in the amount of $250,000.

On May 14, 2010, the Company completed a 10:1 forward split of its Common stock.

On August 2, 2010, the Company issued 5,000,000 shares of Common stock for $30,000 in consulting services.

On August 2, 2010, the Company issued 5,000,000 shares of Common stock for $20,000 in consulting services.

At September 30, 2010, the Company recorded the impairment of the unexercised investment receivable from the Preferred stock issued May 7, 2010.  464,352 shares of Preferred stock were returned to the Company.

In October 2010 the Company issued 9,500,000 shares of Common stock to repay $5,000 in debt.

In December 2010 the Company issued 400,000 shares of Preferred stock for the purchase of 50% interests in AquaLiv, Inc.

In December 2010 the Company issued 3,750,000 shares of Common stock in exchange for 24,000 shares of Preferred stock valued at $24,000.

In January 2011, the Company issued 90,000 shares of Preferred stock for $45,000 in cash.

In January 2011, the Company issued 100,000 shares of Preferred stock for $50,000 in cash.

In April 2011 the Company issued 10,000,000 shares of Common stock to repay $5,000 in debt.

In May 2011 the Company issued 10,000,000 shares of Common stock to repay $5,000 in debt.

In May 2011 the Company issued 10,000,000 shares of Common stock to repay $5,000 in debt.

In June 2011 the Company issued 10,000,000 shares of Common stock to repay $5,000 in debt.

In June 2011 the Company issued 3,947,368 shares of Common stock to repay $15,000 in debt.

In June 2011 the Company issued 2,380,952 shares of Common stock to repay $10,000 in debt.

In July 2011 the Company issued 3,200,000 shares of Common stock to repay $8,000 in debt.

In July 2011 the Company issued 11,500,000 shares of Common stock to repay $5,750 in debt.

In July 2011 the Company issued 4,095,238 shares of Common stock to repay $8,600 in debt.

In August 2011 the Company issued 12,000,000 shares of Common stock to repay $6,000 in debt.

In September 2011 the Company issued 6,500,000 shares of Common stock to repay $3,250 in debt.

In September 2011 the Company issued 7,500,000 shares of Common stock to repay $3,750 in debt.

In September 2011 the Company issued 10,000 shares of Preferred stock for $5,000 in management fees.

In September 2011 the Company issued 50,000 shares of Preferred stock for $25,000 in cash.

In September 2011 the Company’s subsidiary received $5,414 in cash in exchange for previously issued Preferred stock related to the AquaLiv, Inc. acquisition.

CONTINGENCIES	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
CONTINGENCIES	CONTINGENCIES The Company had no contingencies existing as of September 30, 2011 and 2010.

LOSS PER SHARE	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
LOSS PER SHARE

LOSS PER SHARE

The basic loss per share was calculated using the net loss and the weighted average number of shares outstanding during the reporting periods. All share and per share data have been adjusted to reflect the forward stock split.

SEGMENTS	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
SEGMENTS	SEGMENTS The Company determined that it do not operate in any material, separately reportable operating segments as of September 30, 2011 and 2010.